Shares - Share Purchase Program (Details) (CAD) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 18, 2014	Dec. 31, 2014	Dec. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Retired through Share Purchase Program (shares)		500,000	1,800,000
Stock purchase program
Equity, Class of Treasury Stock [Line Items]
Retired through Share Purchase Program (shares)	1,771,195
Percentage of issued and outstanding common shares purchased under Purchase Program	5.00%
Shares retired during period		500,000	1,800,000
Shares retired during period, percentage of issued and outstanding shares			5.00%
Common stock | Stock purchase program
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares		(4,238)	(16,133)
Additional paid in capital | Stock purchase program
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares		2,297	4,393